Apr. 19, 2018
SIIT Intermediate Duration Credit Fund
SIIT Intermediate Duration Credit Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
World Equity Ex-US Fund
Intermediate Duration Credit Fund
(the "Funds")

Supplement Dated April 19, 2018
to the Prospectus dated September 30, 2017, as amended on December 19, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Revisions to Index Name for the Intermediate Duration Credit Fund

In the Fund Summary for the Intermediate Duration Credit Fund, under the heading titled "Performance Information," in the chart under the sub-heading titled "Average Annual Total Returns (for the periods ended December 31, 2016)," the reference to "Bloomberg Barclays U.S. Long Credit A+ Index" is hereby altered to delete the word "Long" from the name of the Index.

In addition, under the section titled "More Information about the Funds' Benchmark Indexes," the following text is hereby added in the appropriate alphabetical order thereof:

The Bloomberg Barclays U.S. Credit A+ Index measures performance of top-quality corporate and international dollar-denominated bonds with at least one year to final maturity regardless of call features.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE